Annual Total Returns [BarChart] - Western Asset Ultra-Short Income Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	7.24%
Annual Return 2011	(0.21%)
Annual Return 2012	4.93%
Annual Return 2013	1.46%
Annual Return 2014	0.78%
Annual Return 2015	0.05%
Annual Return 2016	2.57%
Annual Return 2017	3.62%
Annual Return 2018	1.49%
Annual Return 2019	3.99%